Retirement Plans - Schedule of FV of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Fair Value	$ 40,332	$ 36,242	$ 30,932
Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	31,821	33,655
Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	8,511	2,587
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	0
Cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair Value	3,630	1,521
Cash equivalents | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	3,630	1,521
Cash equivalents | Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	0
Cash equivalents | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	0
U.S. government and federal agency obligations
Defined Benefit Plan Disclosure [Line Items]
Fair Value	7,536	2,587
U.S. government and federal agency obligations | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	0
U.S. government and federal agency obligations | Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	7,536	2,587
U.S. government and federal agency obligations | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	0
Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair Value	975
Corporate bonds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0
Corporate bonds | Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	975
Corporate bonds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0
Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value	28,191	32,134
Mutual funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	28,191	32,134
Mutual funds | Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	0
Mutual funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	$ 0	$ 0